Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Components of Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2020	2019	2018
Net income attributable to U.S. Bancorp	$4,959	$6,914	$7,096
Preferred dividends	(304)	(302)	(282)
Impact of preferred stock call (a)	(13)	–	–
Earnings allocated to participating stock awards	(21)	(29)	(30)

Net income applicable to U.S. Bancorp common shareholders	$4,621	$6,583	$6,784

Average common shares outstanding	1,509	1,581	1,634
Net effect of the exercise and assumed purchase of stock awards	1	2	4

Average diluted common shares outstanding	1,510	1,583	1,638

Earnings per common share	$3.06	$4.16	$4.15
Diluted earnings per common share	$3.06	$4.16	$4.14
(a)
Represents stock issuance costs originally recorded in preferred stock upon issuance of the Company’s Series H Preferred Stock that were reclassified to retained earnings on the date the Company announced its intent to redeem the outstanding shares.